Consolidated Balance Sheets - USD ($)	Mar. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 110,113,000		$ 30,496,000	$ 45,874,000
Restricted cash	209,000		585,000	380,000
Contracts and accounts receivable	25,682,000		27,833,000	23,960,000
Due from affiliates	456,000		1,138,000	979,000
Real estate inventories	321,994,000		286,928,000	200,636,000
Investment in and advances to unconsolidated joint ventures	54,204,000		50,857,000	60,572,000
Other assets	25,107,000		21,299,000	18,869,000
Total assets	537,765,000		419,136,000	351,270,000
Liabilities and equity
Accounts payable	38,082,000		33,094,000	26,371,000
Accrued expenses and other liabilities	12,439,000		23,418,000	19,827,000
Due to Related Parties	0		0	293,000
Unsecured revolving credit facility	0		118,000,000	74,924,000
Long-term Debt	241,738,000		118,000,000	83,082,000
Notes Payable			0	8,158,000
Senior notes, net	241,738,000	[1]	0
Total liabilities	292,259,000		174,512,000	129,573,000
Stockholders' equity:
Preferred stock, $0.01 par value, 50,000,000 shares authorized, no shares outstanding	0		0	0
Common stock, $0.01 par value, 500,000,000 shares authorized, 20,875,666 and 20,712,166, shares issued and outstanding as of June 30, 2017 and December 31, 2016, respectively	209,000		207,000	205,000
Additional paid-in capital	197,205,000		197,161,000	194,437,000
Retained earnings	48,001,000		47,155,000	26,133,000
Total stockholders' equity	245,415,000		244,523,000	220,775,000
Noncontrolling interest in subsidiary	91,000		101,000	922,000
Total equity	245,506,000		244,624,000	221,697,000
Total liabilities and equity	$ 537,765,000		$ 419,136,000	$ 351,270,000

[1]	(1) The carrying value for the Senior Notes, as presented, is net of the unamortized discount of $2.6 million and $5.7 million of debt issuance costs. The unamortized discount and debt issuance costs are not factored into the estimated fair value.